Carrying values of vessels, vessels under construction, right of use assets for vessels and goodwill - Carrying value of vessels narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2021 vessel
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels | vessel	1
Reversal of previously recorded impairment		$ 12,708
Vessels estimated useful life	25 years
Goodwill	$ 8,197	$ 8,197
Vessels
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels | vessel	111	113
MR | Vessels
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels | vessel			13	13
Impairment loss recognised in profit or loss, property, plant and equipment			$ 14,200
Reversal of previously recorded impairment		$ 12,700
Approximate age of vessels previously impaired	10 years